SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2016	2015
150,000,000 common shares of $0.01 par value each (2015: 125,000,000 common shares of $1.00 par value each)	1,500	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2016	2015
101,504,575 common shares of $0.01 par value each (2015: 93,468,000 common shares of $1.00 par value each)	1,015	93,468

The Company's common shares are listed on the New York Stock Exchange.

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the "Option Scheme"). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital (see also Note 22: Share option plan). In the year ended December 31, 2016, the Company issued a total of 36,575 new shares of $1.00 each following the exercise by two officers and three employees of options granted in 2011 (2015: 64,000 new shares issued to satisfy options exercised by two officers and three employees). The weighted average exercise price of the options was $12.11 per share (2015: $10.55 per share), resulting in a premium on issue of $0.2 million (2015: $0.6 million).

A reorganization of share capital was approved at the Annual General Meeting of the Company held in September 2016, in accordance with the Bermuda Companies Act. Following the reorganization, the Company's authorized share capital was adjusted to 150,000,000 shares of par value $0.01 each, prior to which it had been 125,000,000 shares of par value $1.00 each. As there were 93,504,575 shares issued and fully paid at the time of the reorganization, to reflect the decrease in the par value of each share from $1.00 to $0.01, $92.6 million was transferred from share capital to contributed surplus. The shares of par value $0.01 each rank pari passu in all respects with each other.

In November 2016, in relation with the Company's issue of senior unsecured convertible bonds totaling $225 million (see below), the Company issued 8,000,000 new shares of par value $0.01 each. The shares were issued at par value and have been loaned to an affiliate of one of the underwriters of the bond issue, in order to assist investors in the bonds to hedge their position.

In January 2013, the Company issued a senior unsecured convertible bond loan totaling $350 million. The bonds are convertible into common shares at any time up to ten banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a premium of approximately 33% to the share price at the time. Since then, dividend distributions have reduced the conversion price to $14.3886 per share. As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, which was valued at $20.7 million and recorded as "Additional paid-in capital" (see Note 19: Long-term Debt). In October 2016, the Company purchased and canceled bonds with principal amounts totaling $165.8 million. The equity component of these extinguished bonds was valued at $8.5 million and this amount has been deducted from "Additional paid-in capital".

In October 2016, the Company issued a senior unsecured convertible bond totaling $225 million. The bonds are convertible into common shares and mature on October 15, 2021. The initial conversion rate at the time of issuance was 56.2596 common shares per $1,000 bond, equivalent to a conversion price of approximately $17.7747 per share to the share price at the time. Since then, dividend distributions have increased the conversion rate to 58.0285, equivalent to a conversion price of approximately $17.2329 per share. As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, which was valued at $4.6 million and recorded as "Additional paid-in capital" (see Note 19: Long-term Debt).

The Company accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value. The difference between the historical carrying values and the net investment in the leases was recorded as a deferred deemed equity contribution, which was presented as a reduction in net investment in direct financing leases in the balance sheet. This accounting treatment arose from the related party nature of both the initial transfer of the vessels and the subsequent leases.  The deferred deemed equity contributions were amortized to contributed surplus over the life of the lease arrangements, as lease payments were applied to the principal balance of the lease receivable. In the six months ended June 30, 2015, the Company credited contributed surplus with $2.0 million of such deemed equity contributions (year ended December 31, 2015: $2.0 million). On June 5, 2015, the charter agreements with Frontline were amended with effect from July 1, 2015 (see Note 23: Related party transactions), following which the remaining unamortized deferred deemed equity contributions were incorporated into the lease schedules and no further amounts have been credited to contributed surplus in respect of deferred deemed equity contributions.